Cambria Micro and SmallCap Shareholder Yield ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares		Value
Communication Services - 6.9%
Gray Media, Inc.	29,909		$134,890
Nexstar Media Group, Inc.	758		141,829
Scholastic Corp.	6,460		159,368
Spok Holdings, Inc.	8,497		155,835
TEGNA, Inc.	7,296		121,843
TrueCar, Inc. (a)	72,500		132,675
Ziff Davis, Inc. (a)	4,400		136,928
			983,368

Consumer Discretionary - 21.5%
Academy Sports & Outdoors, Inc.	2,749		139,622
Adtalem Global Education, Inc. (a)	1,387		158,492
American Eagle Outfitters, Inc.	11,245		121,446
Carter's, Inc.	4,580		111,019
Columbia Sportswear Co.	2,263		128,018
Ethan Allen Interiors, Inc.	4,902		145,933
G-III Apparel Group Ltd. (a)	4,961		117,080
Golden Entertainment, Inc.	4,906		137,957
Helen of Troy Ltd. (a)	2,627		57,741
KB Home	2,684		148,318
Kohl's Corp. (b)	15,203		164,801
Laureate Education, Inc. (a)	6,912		156,211
Lear Corp.	1,471		138,701
Macy's, Inc.	12,590		159,012
Monarch Casino & Resort, Inc.	1,670		171,943
ODP Corp. (a)	9,216		164,413
Standard Motor Products, Inc.	5,452		165,523
Steven Madden Ltd.	5,055		121,345
Strategic Education, Inc.	1,624		120,411
Sturm Ruger & Co., Inc.	3,865		132,028
Travel + Leisure Co.	2,727		161,575
Tri Pointe Homes, Inc. (a)	4,200		129,360
			3,050,949

Consumer Staples - 5.3%
Cal-Maine Foods, Inc.	1,543		171,489
Central Garden & Pet Co. (a)	3,976		155,143
Edgewell Personal Care Co.	5,869		148,075
Nu Skin Enterprises, Inc. - Class A	19,624		164,449
Spectrum Brands Holdings, Inc.	1,962		104,987
			744,143

Energy - 14.3%
Berry Corp.	48,494		146,452
CNX Resources Corp. (a)	4,548		137,850
CVR Energy, Inc.	7,021		188,022
Dorian LPG Ltd.	6,040		173,892
FutureFuel Corp.	34,569		140,004
Helmerich & Payne, Inc.	5,822		94,375
International Seaways, Inc.	4,327		172,647
Liberty Energy, Inc.	10,072		124,288
Murphy Oil Corp.	5,404		134,073
Navigator Holdings Ltd.	9,989		157,527
Peabody Energy Corp.	9,778		157,915
Sitio Royalties Corp. - Class A	7,061		128,298
VAALCO Energy, Inc.	37,969		141,245
World Kinect Corp.	4,926		134,332
			2,030,920

Financials - 18.8%
Bancorp, Inc. (a)	2,201		139,015
Brighthouse Financial, Inc. (a)	2,565		122,735
CNO Financial Group, Inc.	3,236		119,214
Employers Holdings, Inc.	2,805		115,790
Enact Holdings, Inc.	3,993		138,797
Genworth Financial, Inc. - Class A (a)	19,334		151,965
Hanmi Financial Corp.	5,664		129,196
Jackson Financial, Inc. - Class A	1,483		129,852
Lincoln National Corp.	3,576		136,281
Metropolitan Bank Holding Corp.	2,024		142,773
MGIC Investment Corp.	5,648		146,283
Navient Corp.	9,843		127,369
Pathward Financial, Inc.	1,714		129,621
PROG Holdings, Inc.	4,857		154,647
Radian Group, Inc.	4,149		135,299
SLM Corp.	4,469		142,114
Universal Insurance Holdings, Inc.	6,213		146,875
Univest Financial Corp.	4,562		131,568
WesBanco, Inc.	4,144		124,859
Western Union Co.	13,075		105,254
			2,669,507

Health Care - 2.2%
Premier, Inc. - Class A	7,441		159,833
SIGA Technologies, Inc.	22,835		150,939
			310,772

Industrials - 19.6%
ACCO Brands Corp.	39,494		148,103
Atkore, Inc.	2,065		159,046
Boise Cascade Co.	1,346		112,808
Civeo Corp.	6,011		150,215
Concentrix Corp.	2,799		145,464
Conduent, Inc. (a)	47,514		126,387
Deluxe Corp.	8,123		130,780
Gates Industrial Corp. PLC (a)	6,543		162,267
Genco Shipping & Trading Ltd.	10,019		159,603
IBEX Holdings Ltd. (a)	5,323		157,401
Insteel Industries, Inc.	4,723		170,500
Janus International Group, Inc. (a)	17,002		145,707
Kennametal, Inc.	5,909		146,307
ManpowerGroup, Inc.	3,425		141,281
Matson, Inc.	1,068		114,041
MillerKnoll, Inc.	6,390		121,282
REV Group, Inc.	3,996		198,002
TaskUS, Inc. - Class A (a)	10,124		172,918
Wabash National Corp.	12,179		121,303
			2,783,415

Information Technology - 3.7%
ASGN, Inc. (a)	2,757		138,236
Avnet, Inc.	2,762		146,220
ScanSource, Inc. (a)	3,697		143,592
Xerox Holdings Corp.	25,233		102,194
			530,242

Materials - 5.2%
Kronos Worldwide, Inc.	16,789		89,821
Ramaco Resources, Inc.	14,867		302,544
Ramaco Resources, Inc. - Class B	0	(c)	5
Ryerson Holding Corp.	6,436		132,582
SunCoke Energy, Inc.	14,887		110,015
Sylvamo Corp.	2,048		94,351
			729,318
TOTAL COMMON STOCKS (Cost $14,821,999)			13,832,634

CLOSED-END FUNDS - 1.0%
Barings BDC, Inc.	14,352		132,613
TOTAL CLOSED-END FUNDS (Cost $137,530)			132,613

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.5%
First American Treasury Obligations Fund - Class X, 4.24%(d)	219,633		219,633
TOTAL MONEY MARKET FUNDS (Cost $219,633)			219,633

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%
First American Government Obligations Fund - Class X, 4.23%(d)	169,693		169,693
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $169,693)			169,693

TOTAL INVESTMENTS - 101.2% (Cost $15,348,855)			14,354,573
Liabilities in Excess of Other Assets - (1.2)%			(165,947)
TOTAL NET ASSETS - 100.0%			$14,188,626
two			–%
Percentages are stated as a percent of net assets.			–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $156,551.
(c)	Rounds to zero.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Micro and SmallCap Shareholder Yield ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,832,634	$–	$–	$13,832,634
Closed-End Funds	132,613	–	–	132,613
Money Market Funds	219,633	–	–	219,633
Investments Purchased with Proceeds from Securities Lending	169,693	–	–	169,693
Total Investments	$14,354,573	$–	$–	$14,354,573

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of July 31, 2025
(% of Total Investments)
Consumer Discretionary	$3,050,949	21.8%
Financials	2,802,120	20.1
Industrials	2,783,415	19.9
Energy	2,030,920	14.5
Communication Services	983,368	7.1
Consumer Staples	744,143	5.4
Materials	729,318	5.2
Information Technology	530,242	3.8
Health Care	310,772	2.2
Total Investments	$13,965,247	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a) To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.